Report of Directors Corporate Governance	12 Months Ended
Dec. 31, 2017
Report Of Directors Corporate Governance [Abstract]
Disclosure of audited information included in report of directors corporate governance
Notes to the single figure of remuneration
(Audited)
Benefits
In the single figure of remuneration table, ‘benefits’
refers to:

•
all taxable benefits (gross value before payment of tax) including provision of medical insurance, accommodation and car, club membership, including any tax gross-up; and non-taxable benefits including the provision of life assurance and other insurance coverage.

The values of the significant benefits in the single figure table are set out in the following table.

(Audited)
		Car benefit (UK and Hong Kong)[1]	Hong Kong bank-owned accommodation[2]	Tax expense on car benefit and Hong Kong bank-owned accommodation	Insurance benefit (non-taxable)[1]
		(£000)	(£000)	(£000)	(£000)
Douglas Flint	2017	—	—	—	56
	2016	—	—	—	75
Stuart Gulliver	2017	—	282	164	63
	2016	64	263	211	63

1	The car benefit, tax on car benefit and insurance benefits for Iain Mackay and Marc Moses are not included in the above table as they were not significant.

2
Taxable value determined based on the current market rental value of the bank-owned property in Hong Kong, as estimated by an external lease service provider, plus utility costs, rates, the taxable value of furniture and taking into account the business use of the property.

Single figure of remuneration
(Audited)
The following table shows the single figure total remuneration of each executive Director for 2017, together with comparative figures for 2016.

Single figure of remuneration
		Base salary	Fixed pay allowance	Cash in lieu of pension	Annual incentive	LTI[1]	Sub-total	Taxable benefits	Non-taxable benefits	Notional returns	Total
		(£000)	(£000)	(£000)	(£000)	(£000)	(£000)	(£000)	(£000)	(£000)	(£000)
Douglas Flint[2]	2017	1,125	—	338	—	—	1,463	83	64	—	1,610
	2016	1,500	—	450	—	—	1,950	100	86	—	2,136
Stuart Gulliver[3]	2017	1,250	1,700	375	2,127	—	5,452	500	71	63	6,086
	2016	1,250	1,700	375	1,695	—	5,020	557	71	27	5,675
Iain Mackay	2017	700	950	210	1,334	—	3,194	64	37	42	3,337
	2016	700	950	210	987	—	2,847	52	37	17	2,953
Marc Moses	2017	700	950	210	1,358	—	3,218	16	38	42	3,314
	2016	700	950	210	1,005	—	2,865	15	38	18	2,936

1
The first LTI award was made in February 2017, with a performance period ending in 2019. Vesting of the first LTI award will be included in the single figure table for the financial year ending on 31 December 2019.

2	Douglas Flint stepped down from the Board on 30 September 2017 and his remuneration reflects time served as an executive Director. Details on retirement arrangements are provided on page 196.

3
To meet regulatory deferral requirements for 2017, 60% of the annual incentive award of Stuart Gulliver has been deferred in shares and will vest in five equal instalments between the third and seventh anniversary of the grant date.

Determining executive Directors’ annual performance
(Audited)
Executive Director’s awards reflected the Committee’s assessment of their performance against the personal and corporate objectives in their scorecards, which were agreed at the start of the year and reflect the Group’s strategic priorities and risk appetite. In accordance with the downward override policy, the Committee also consulted the Financial System Vulnerabilities Committee and took into consideration its feedback in relation to progress on enhancing AML and sanctions compliance, along with progress in meeting the Group’s obligations under the AML DPA and other relevant orders. The Committee also took into consideration the report of the independent Monitor in determining the scorecard outcomes.
In order for any annual incentive award to be made, each executive Director must achieve a required behaviour rating, which is assessed by reference to the HSBC Values. For 2017, all executive Directors achieved the required behaviour rating.

The performance achieved by executive Directors in the year is shown in the table below.

Annual assessment
	Stuart Gulliver			Iain Mackay			Marc Moses
	Weighting (%)	Assessment (%)	Outcome (%)	Weighting (%)	Assessment (%)	Outcome (%)	Weighting (%)	Assessment (%)	Outcome (%)
Profit before tax[1]	20.00	100.00	20.00	10.00	100.00	10.00	10.00	100.00	10.00
Capital management	—	—	—	25.00	100.00	25.00	—	—	—
Deliver cost savings	20.00	25.00	5.00	10.00	25.00	2.50	—	—	—
Reduce Group RWAs	10.00	100.00	10.00	10.00	100.00	10.00	15.00	100.00	15.00
Strategic growth	10.00	90.19	9.02	—	—	—	—	—	—
Global Standards including risk and compliance	25.00	85.00	21.25	25.00	90.00	22.50	50.00	86.25	43.13
Personal objectives	15.00	97.92	14.69	20.00	97.70	19.54	25.00	92.18	23.04
Total	100.00		79.96	100.00		89.54	100.00		91.17
Maximum annual incentive opportunity (£000)			£2,660			£1,490			£1,490
Annual incentive (£000)			£2,127			£1,334			£1,358
Financial performance

Annual assessment
	Minimum (25% payout)	Maximum (100% payout)	Performance	Assessment
Measure
Profit before tax ($bn)[1]	$16.0	$19.0	$21.2	100.00%
Deliver cost savings ($bn) [2]	$30.2	$29.6	$30.2	25.00%
Reduce Group RWAs ($bn)	$63.4	$70.5	$70.7	100.00%
Strategic growth[3]	Various	Various	Fully met targets for six measures and partly met targets for three measures.	90.19%

1
Profit before tax, as defined for Group annual bonus pool calculation. This definition excludes business disposal gains and losses, debt valuation adjustments, restructuring and write-off costs included in ‘Costs to Achieve' and variable pay expense. It does, however, take into account fines, penalties and costs of customer redress, which are excluded from the adjusted profit before tax. The adjusted profit before tax as per adjusted results is found on page 2.

2	Measured by reference to the 2017 exit run-rate for adjusted costs compared with our 2014 cost base.

3
Strategic growth measures include optimising global network, rebuilding NAFTA region profitability, delivering growth above GDP from our international network, pivot to Asia and Renminbi internationalisation.

Non-financial performance
The table below provides an overview of the non-financial performance achieved by each executive Director.

Stuart Gulliver
	Performance	Assessment
Global Standards including risk and compliance • Achieve and sustain compliance with global financial crime compliance policies and procedures, and/or have approved dispensations in place. • Implementation of the operational risk management framework. • Implementation of global conduct programme and maturity level achieved against the required conduct outcomes. • Effective risk management with AML, sanctions, anti-bribery and corruption policies and Global Standards.
•
The financial crime risk management agenda has continued to be pursued rigorously resulting in key compliance action plan deliverables being met and strong progress made on Global Standards programme. This has been reinforced by a strong tone from the top, active engagement at relevant governance forums and full commitment to the ongoing development of the Financial Crime Risk ('FCR') function. Risk management practices materially strengthened across regions and businesses. However, further improvement is needed before sustainable maturity is achieved.
•
Implemented the operational risk management framework with key milestones met.
•
The conduct programme consistently delivered against the committed plan, including high priority conduct gaps closed and action plans implemented in respect of remaining gaps as well as the production and embedding of conduct management information. Achieved consistent management, oversight and delivery of conduct outcomes across all global businesses and significant global functions, including the effective transition to business as usual activities.
•
The AML DPA expired on 11 December 2017, and at the DoJ's request, the charges deferred by the AML DPA have been dismissed by the US district court that oversaw the agreement.
85.0%
Personal objectives • Ensure climate change is reflected across the Group‘s activities. • Optimise global network and reduce complexity. • Set up UK ring-fenced bank headquartered in Birmingham and move the business to be ready for UK departure from the EU. • Delivery of high-priority projects. • Improve customer satisfaction and employee diversity. • Complete succession and transition planning.
•
HSBC scored ‘A-’ (leadership level) in the Climate Disclosure Project 2017 climate change rankings. In 2017, HSBC developed and published its sustainability strategy and announced five commitments to support the transition to a low-carbon economy. These include a commitment to provide $100bn of sustainable finance, demonstrating HSBC’s ambition to be a leading global partner to the public and private sectors in the transition to a low carbon economy.
•
The Group’s geographic coverage has been reduced to 67 countries and territories and previously announced transactions/closures are being progressed.
•
Establishment of the UK ring-fenced bank is on track, with the provisional banking licence approved by the Prudential Regulation Authority (‘PRA’). 91% of Birmingham head office roles resourced, and the majority of technology deployments complete.
•
Implementation plan for a UK departure from the EU is on track.
•
The high-priority programmes, including digital transformation and cybersecurity have been assessed as fully met.
•
Achieved customer recommendation of 82% (target 75%) by retail customers. Good progress has been made in 2017, notably establishing the ‘Moments Of Truth’ survey in key markets.
•
Achieved target (26.3%) for female representation at senior management level.
•
Group succession plan is in place for key management personnel.
•
Stuart Gulliver was awarded ‘Order of the Aztec Eagle’, Mexico‘s highest distinction for foreign citizens and was the first banking executive ever to receive this award.
97.9%

Iain Mackay
	Performance	Assessment
Capital management • Implement consistent capital management framework across the Group for internal and external reporting.	• Capital management framework fully implemented with capital actions enabled and return on tangible equity introduced as the revised capital management measure in internal and external reporting.	100.0%
Global Standards including risk and compliance • Effective management of material operational risks. • Implementation of the operational risk management framework. • Proactively review and challenge the first line of defence to assess the adequacy of risk management activities relating to accounting and tax. • Implementation of global conduct programme and maturity level achieved against the required conduct outcomes. • Successful delivery of regulatory and internal stress tests in 2017.
•
Significant effort undertaken during 2017 to strengthen the self-identification, recording and remediation of audit issues through the implementation, training and awareness of the enhanced control framework. There were a small number of residual risks, all of which are appropriately managed.
•
Largely implemented the operational risk transformation programme and operational risk management framework.
•
Strong progress made towards the implementation of risk steward responsibilities for accounting and tax risk. Oversight of these risks within business areas is being progressed through the controls optimisation project.
•
Completed implementation of the global conduct programme milestones including the production and embedding of conduct management information.
•
Successfully delivered stress test submissions; including Comprehensive Capital Analysis and Review (‘CCAR’), Annual Stress Testing and PRA stress tests. Largely completed delivery of IFRS 9 programme.
		90.0%
Personal objectives • Enhanced environmental, social and governance (‘ESG’) disclosures. • Deliver Global Finance transformation. • Set-up UK ring-fenced bank headquartered in Birmingham and move the business to be ready for a UK departure from the EU. • Improve employee diversity. • Complete succession and transition planning.
•
First ESG report published in April 2017. Updated ESG report published in November 2017.
•
Significant cost and headcount saves achieved through the Global Finance transformation together with substantial strengthening of the Global Finance centres. Progress achieved in enhancing efficiency through process re-engineering and technology deployment with improvements in timing and quality of delivery.
•
UK ring-fenced bank financial and regulatory reporting infrastructure on track to support employees and product systems migrations and to start trading as HSBC UK on 1 July 2018, subject to ring-fencing transfer scheme approval by court. 91% of Birmingham head office roles resourced.
•
Finance Steering Committee established for dealing with UK’s departure from the EU and implementation plan is on track.
•
Achieved 26.7% (target = 28.5%) for female representation at senior management in the Finance function.
•
Global people & talent programme established across the Global Finance function, focusing on the identification, development and leverage of talent at all levels to strengthen capability, quality and diversity of leadership succession across the function. Top 100 Programme launched in partnership with Duke Corporate Education.
•
Succession plans in place for key management personnel.
		97.7%

Marc Moses
	Performance	Assessment
Global Standards including risk and compliance
•
Ensure the Global Risk function enables and supports the FCR function to achieve and sustain compliance with global financial crime compliance policies and procedures.
•
Implementation of the operational risk management framework.
•
Effective management of material operational risks.
•
Proactively review and challenge the first line of defence to assess the adequacy of risk management activities and fulfil risk steward responsibilities.
•
Manage credit and market risk, and oversee liquidity risk within the Board approved risk appetite.
•
Implementation of global conduct programme and maturity level achieved against the required conduct outcomes.
•
Successful delivery of regulatory and internal stress tests in 2017.

•
Enabled effective FCR management through the enterprise wide and operational risk management frameworks, provision of risk analytics support to FCR management and the completion of FCR model.
•
Implementation of operational risk management framework and the delivery of risk management system of record on time and within budget. Material operational risks are being actively managed and remediation actions relating to high and very high residual risks are being completed.
•
Completed the delivery of the US risk management measures to enable compliance with regulations; largely completed the delivery of IFRS 9 and Dodd-Frank programmes.
•
Successfully delivered the 2017 Annual Cyclical Scenario: Biennial Exploratory Scenario submissions to the PRA and the CCAR submissions to the Federal Reserve Board.
•
Credit, market and liquidity metrics effectively managed through the Group Risk Management Meeting and within Group risk appetite profile.
•
Successfully completed all 2017 conduct programme milestones including the production and embedding of conduct management information, and enabling compliance with conduct regulations. Maturity levels across conduct outcomes largely met expectations.
86.3%
Personal objectives • Develop processes to measure exposure to carbon-intensive and low-carbon-intensive activities. • Define opportunities to develop risk management policies and procedures consistent with Group risk appetite to protect the Group from climate change risk, and enable business activities supporting a transition to a low-carbon economy. • Pivot to Asia and support growth of customer lending. • Deliver Global Risk function transformation. • Improve RWA effectiveness and efficiency. • Improve employee diversity. • Complete succession and transition planning.
•
Enabled the embedding of effective client and sustainability risk management; engaged constructively with non-governmental organisations and participated actively in the Global Climate Change Disclosure taskforce. Actively applied revised sustainability policies and frameworks to support the successful launch of Green and Social Bonds, the risk management of our environmentally-sensitive exposures such as incorporating new standards for the palm oil sector to protect high carbon stock forests and peat, and delivery of actions to reduce client sensitivity to risks associated with the transition from a high-carbon to low-carbon economy through the financing of green initiatives.
•
Pivot to Asia with ongoing RBWM expansion and launch of China Cards has driven higher returns and lending growth, particularly in Hong Kong and the Pearl River Delta. Regulatory approval obtained to establish HSBC Qianhai Securities Limited will increase access to China’s markets for domestic and international clients.
•
Effectively managed costs and headcount of the Global Risk function through rigorous monitoring of performance and implementation of transformation activities including process re-engineering, and location optimisation.
•
Strengthened RWA effectiveness and efficiency within CMB and GBM supporting overall reduction in Group RWAs.
•
Delivered Global Risk function people initiatives including succession plans and achieved 27.1% (target = 27.7%) for female representation at senior management in the Risk function.
92.2%
Long-term incentive awards
(Audited)
For the 2017 performance year, the Committee determined to grant Iain Mackay and Marc Moses an LTI award equivalent to 319% of base salary after taking into consideration performance achieved for the financial year ended 31 December 2017 and the achievements against the strategic actions announced in June 2015. The awards will be subject to a three-year performance period starting 1 January 2018. As the awards are not entitled to dividend equivalents per regulatory requirements, the number of shares to be awarded to executive Directors will be adjusted to reflect the expected dividend yield of the shares over the vesting period. The measures that will be used to assess performance and payout are described below. To the extent performance conditions are satisfied at the end of the three-year performance period, the awards will vest in five equal annual instalments commencing from around the third anniversary of the grant date. On vesting, awards are subject to a retention period of one year.

Performance conditions for LTI awards in respect of 2017
Measures	Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Weighting %
Average return on equity (with CET1 underpin)[1]	9.0%	10.0%	11.0%	20
Cost-efficiency ratio	60.0%	58.0%	55.5%	20
Relative total shareholder return[2]	At median of the peer group.	Straight-line vesting between minimum and maximum.	At upper quartile of the peer group.	20
Risk and compliance • Achieve and sustain compliance with Global Financial Crime Compliance policies and procedures. • Achieve a sustainable adoption of Group operation risk management framework, along with its policies and practices. • Achieve and sustain delivery of global conduct outcomes and compliance with conduct of business regulatory obligations.	Performance will be assessed by the Committee based on a number of qualitative and quantitative inputs such as feedback from the Financial System Vulnerabilities Committee, Group Financial Crime Risk assessment against Financial Crime Compliance objectives, outcome of assurance and audit reviews, and achievement of the long-term Group objectives and priorities during the performance period.			25
Strategy				15
• Sustainable finance[3]	$30bn	$34bn	$37bn
• Employee confidence[4]	65%	67%	70%
• Customer (Based on customer recommendation in top five markets by revenue)	Improvement in recommendation in three of top five markets for CMB, GBM and RBWM.	Improvement in recommendation in four of top five markets for CMB, GBM and RBWM.	Improvement in recommendation in all of top five markets for CMB, GBM and RBWM.
Total				100

1
Significant items are excluded from the profit attributable to ordinary shareholders of the company for the purpose of computing adjusted return on equity. If the CET1 ratio at the end of performance period is below the CET1 risk tolerance level set in the RAS then, the assessment for this measure will be reduced to nil.

2
The peer group for the 2017 award is: Bank of America, Barclays, BNP Paribas, Citigroup, Credit Suisse Group, DBS Group Holdings, Deutsche Bank, JPMorgan Chase & Co., Lloyds Banking Group, Standard Chartered and UBS Group.

3
To be assessed based on cumulative financing and investment made to develop clean energy, lower-carbon technologies and projects that contribute to the delivery of the Paris Agreement and the UN sustainable development goals.

4	Assessed based on results of the latest employee snapshot survey question ‘I am seeing the positive impact of our strategy’.
Payments to past Directors
(Audited)
No payments were made to or in respect of former Directors in the year in excess of the minimum threshold of £50,000 set for this purpose.
Total pension entitlements
(Audited)
No employees who served as executive Directors during the year have a right to amounts under any HSBC final salary pension scheme for their services as executive Directors or are entitled to additional benefits in the event of early retirement. There is no retirement age set for Directors, but the normal retirement age for employees is 65.
Retirement arrangements for Douglas Flint
(Audited)
Douglas Flint retired from the Board on 30 September 2017. In line with the remuneration policy, he is not entitled to be considered for any variable pay awards in respect of 2017. In accordance with his contractual entitlements and the approved policy, he received the following payments and benefits until he ceased to be an employee on 31 December 2017.

•	Salary and cash in lieu of pension: £487,500; and

•	Contractual benefits valued at: £24,068.
In December 2017, Douglas Flint received a payment of £377,500 in lieu of his salary and cash in lieu of pension for the period from 1 January 2018 to 11 March 2018 and a payment of £180,000 in lieu of unused holiday entitlement. He received no compensation payment for ceasing to be an executive Director.
As disclosed in our approved remuneration policy, he is also eligible to receive medical coverage for a period of seven years from 1 January 2018.
Scheme interests awarded during 2017
(Audited)
The table below sets out the scheme interests awarded to Directors in 2017, for performance in 2016, as disclosed in the 2016 Directors’ Remuneration Report. No non-executive Directors received scheme interests during the financial year.

Scheme awards in 2017
(Audited)
	Type of interest awarded	Basis on which award made	Date of award	Face value awarded[1,2] £000	Percentage receivable for minimum performance[1,2]	Number of shares awarded	Share price on date of grant[3]	End of performance period
Stuart Gulliver	Deferred shares	Long-term incentive 2016	27 Feb 2017	3,990	25	613,562	£6.5030	31 Dec 2019
Iain Mackay	Deferred shares	Long-term incentive 2016	27 Feb 2017	2,232	25	343,226	£6.5030	31 Dec 2019
Marc Moses	Deferred shares	Long-term incentive 2016	27 Feb 2017	2,232	25	343,226	£6.5030	31 Dec 2019

1
For annual incentive, awards were determined based on performance achieved during the period to 31 December 2016 and were subject to a six-month retention period on vesting. These awards are also subject to clawback for a maximum period of 10 years from the date of the award. The overall award level could have been 0% of the maximum opportunity if minimum performance was not achieved at the end of the performance period.

2
For LTI, awards are subject to a three-year forward-looking performance period and awards vest in five equal instalments subject to performance achieved. On vesting, awards will be subject to a six-month retention period. Awards are subject to malus during the vesting period and clawback for a maximum period of 10 years from the date of the award. Details of performance conditions applicable during the forward-looking performance period are set out below.

3	Share price used is the closing mid-market price on the last working day preceding the date of grant.
Directors’ interests in shares
(Audited)
The shareholdings of all persons who were Directors in 2017, including the shareholdings of their connected persons, at 31 December 2017, or date of retirement from the Board, if earlier, are set out below. The table below shows the comparison of shareholdings to the company shareholding guidelines. There have been no changes in the shareholdings of the Directors from 31 December 2017 to the date of this report.

Shares
(Audited)
	Shareholding guidelines[2] (% of salary)	Shareholding at 31 Dec 2017, or date of retirement from the Board, if earlier[3] (% of salary)	At 31 Dec 2017, or date of retirement from the Board, if earlier
				Scheme interests
			Share interests[4] (number of shares)	Share options[5]	Shares awarded subject to deferral[1]
					without performance conditions[4,6]	with performance conditions[7]
Executive Directors
Douglas Flint (retired from the Board on 30 September 2017)	100%	125%	252,606	2,919	—	—
Stuart Gulliver	400%	2,211%	3,711,169	—	2,293,071	738,499
Iain Mackay	300%	470%	442,118	3,469	1,268,016	426,997
Marc Moses	300%	1,284%	1,207,068	—	1,288,389	424,927
Group Managing Directors[8]	250,000 shares	n/a	n/a	n/a	n/a	n/a

1	The gross number of shares is disclosed. A portion of these shares will be sold at vesting to cover any income tax and social security which falls due at the time of vesting.

2	Unvested share-based incentives are note counted towards compliance with the shareholding guideline.

3	The value of the shareholding is calculated using an average of the daily closing share prices in the three months to 31 December 2017, (£7.4468).

4
For variable pay awards (annual incentive and LTI), in line with regulatory requirements, any deferred shares (net of tax) which the Director becomes entitled to are subject to a retention requirement, such that they must be held for a predefined period of time. To provide the executive Directors with appropriate flexibility, the Committee determined that, the requirement to hold these shares could be met either by retaining the shares that vested from the underlying award (net of tax) or by separately retaining a number of shares equivalent to those that vested under the award. The Committee consider that such an arrangement results in the employee holding the same number of shares as per the original intention of the retention period as set out in the remuneration policy approved by shareholders in 2014.

5	All share options are unvested and unexercised.

6
Includes Group Performance Share Plan ('GPSP') awards, which were made following an assessment of performance over the relevant period ending on 31 December before the grant date but are subject to a five-year vesting period.

7
Awards granted in March 2013 are subject to service conditions and satisfactory completion of the AML DPA, as determined by the Committee. The AML DPA condition ends on the fifth anniversary of the award date. LTI awards granted in February 2017 are subject to the performance conditions as set out on page 197.

8	All Group Managing Directors are expected to meet their shareholding guideline by 2019 or within five years of the date of their appointment, whichever is later.

Share options
(Audited)
	Date of award	Exercise price	Exercisable		At 1 Jan	Exercised	At 31 Dec 2017, or date of retirements from the Board, if earlier
		£	from[1]	until	2017	in year
Douglas Flint	23 Sep 2014	5.1887	1 Jan 2018	30 June 2018	2,919	—	2,919
Iain Mackay	23 Sep 2014	5.1887	1 Nov 2017	30 April 2018	3,469	—	3,469

1	May be advanced to an earlier date in certain circumstances, such as retirement.
The above awards were made under HSBC UK Sharesave, an all-employee share plan under which eligible employees may be granted options to acquire HSBC Holdings ordinary shares. The exercise price is determined by reference to the average market value of HSBC Holdings ordinary shares on the five business days immediately preceding the invitation date, then applying a discount of 20%. Employees may make contributions of up to £500 each month over a period of three or five years. The market value per ordinary share at 29 December 2017 was £7.6650. Market value is the mid-market price derived from the London Stock Exchange Daily Official List on the relevant date. Under the Securities and Futures Ordinance of Hong Kong, the options are categorised as unlisted physically settled equity derivatives.
Non-executive Directors
(Audited)
The table below shows the total fees of non-executive Directors for 2017, together with comparative figures for 2016.

Fees and benefits
(Audited)		Fees[1]		Benefits[2]		Total
(£000)	Footnotes	2017	2016	2017	2016	2017	2016
Phillip Ameen	3	474	440	12	38	486	478
Kathleen Casey		174	155	16	21	190	176
Henri de Castries	4	132	79	5	4	137	83
Laura Cha	5	269	247	22	20	291	267
Lord Evans of Weardale		215	190	8	5	223	195
Joachim Faber	6	162	152	9	10	171	162
Sam Laidlaw (Retired on 28 April 2017)		70	185	1	11	71	196
Irene Lee	7	300	268	8	9	308	277
John Lipsky		199	180	25	21	224	201
Rachel Lomax (Retired on 28 April 2017)		93	254	1	6	94	260
Heidi Miller	8	571	536	18	30	589	566
David Nish	9	158	83	18	19	176	102
Jonathan Symonds	10	639	520	2	6	641	526
Jackson Tai	11	194	48	43	4	237	52
Mark Tucker (Appointed on 1 September 2017)	12	500	—	318	—	818	—
Pauline van der Meer Mohr	13	239	172	16	9	255	181
Paul Walsh (Resigned on 21 April 2017)		55	142	2	5	57	147
Total		4,444	3,651	524	218	4,968	3,869
Total ($000)		5,720	4,926	674	294	6,395	5,220

1	Fees include a travel allowance of £4,000 for non-UK based non-executive Directors.

2
Benefits include accommodation and travel-related expenses relating to attendance at Board and other meetings at HSBC Holdings' registered office. Amounts disclosed have been grossed up using a tax rate of 45%, where relevant. The 2016 amounts have been restated to exclude National Insurance Contributions.

3	Includes fees of £330,000 in 2017 (£315,000 in 2016) as a Director, Chairman of the Audit Committee and member of the Risk Committee of HSBC North America Holdings Inc.

4	Appointed as a member of the Group Remuneration Committee on 26 May 2017.

5	Includes fees of £75,000 in 2017 (£72,000 in 2016) as a Director, Deputy Chairman and member of the Nomination Committee of The Hongkong and Shanghai Banking Corporation Limited.

6
Includes £8,000 (inclusive of VAT) in respect of his membership of a verwaltungsrat (advisory body) to HSBC Trinkaus & Burkhardt AG. Stepped down as Chairman of the Group Risk Committee on 28 April 2017 and resigned from the Group Risk Committee on 30 November 2017.

7
Includes fees of £187,000 in 2017 (£173,000 in 2016) as a Director, and member of the Audit Committee and the Risk Committee of The Hongkong and Shanghai Banking Corporation Limited and as a Director, member of the Audit Committee and Chairman of the Risk Committee of Hang Seng Bank Limited.

8	Includes fees of £427,000 in 2017 (£411,000 in 2016) as Chairman of HSBC North America Holdings Inc.

9	Appointed as a member of the Group Remuneration Committee on 26 May 2017.

10	Appointed as Senior Independent Director on 28 April 2017. Includes fees of £382,000 in 2017 (£345,000 in 2016) as non-executive Chairman of HSBC Bank plc.

11	Appointed as Chairman of the Group Risk Committee on 28 April 2017.

12	Received a one time relocation benefit of £300,000.

13	Appointed as Chairman of the Conduct & Values Committee and the Group Remuneration Committee on 28 April 2017.
Non-executive Directors’ interests in shares
(Audited)
The shareholdings of persons who were non-executive Directors in 2017, including the shareholdings of their connected persons, at
31 December 2017, or date of cessation as a Director, if earlier, are set out below. The table below shows the comparison of shareholdings to the company shareholding guidelines.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Phillip Ameen	15,000	5,000
Kathleen Casey	15,000	9,125
Laura Cha	15,000	18,200
Henri de Castries	15,000	17,116
Lord Evans of Weardale	15,000	12,892
Joachim Faber	15,000	66,605
Sam Laidlaw (Retired on 28 April 2017)	15,000	41,887
Irene Lee	15,000	10,588
John Lipsky	15,000	16,165
Rachel Lomax (Retired on 28 April 2017)	15,000	18,900
Heidi Miller	15,000	4,200
David Nish	15,000	50,000
Jonathan Symonds	15,000	42,821
Jackson Tai	15,000	44,825
Mark Tucker (Appointed on 1 September 2017)	15,000	276,000
Pauline van der Meer Mohr	15,000	15,000
Paul Walsh (Resigned on 21 April 2017)	15,000	5,211